Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") (Detailed Activities Of Accumulated Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Comprehensive Income And Accumulated Other Comprehensive Income ("AOCI") [Abstract]
Beginning Balance AOCI December 31, 2010, Defined Benefit Plans - Before Tax	$ (31,304,000)
Beginning Balance AOCI December 31, 2010, Defined Benefit Plans - Tax (Expense) Benefit	11,896,000
Beginning Balance AOCI December 31, 2010, Defined Benefit Plans - After-Tax	(19,408,000)
Beginning Balance AOCI December 31, 2010, FSIRS - Before-Tax	(18,349,000)
Beginning Balance AOCI December 31, 2010, FSIRS - Tax (Expense) Benefit	6,973,000
Beginning Balance AOCI December 31, 2010, FSIRS - After-Tax	(11,376,000)
Beginning Balance AOCI December 31,2010	(30,784,000)
Current period other comprehensive income (loss), Defined Benefit Plans - Before-Tax	(13,125,000)
Current period other comprehensive income (loss), Defined Benefit Plans - Tax (Expense) Benefit	4,987,000
Current period other comprehensive income (loss), Defined Benefit Plans - After-Tax	(8,138,000)	2,842,000	(2,824,000)
Current period other comprehensive income (loss), FSIRS - Before-Tax	(16,789,000)	(18,349,000)
Current period other comprehensive income (loss), FSIRS - Tax (Expense) Benefit	6,380,000
Current period other comprehensive income (loss), FSIRS - After-Tax	(10,409,000)	(11,376,000)
Current period other comprehensive income (loss), AOCI	(18,547,000)
Ending Balance AOCI December 31, 2011, Defined Benefit Plans - Before Tax	(44,429,000)	(31,304,000)
Ending Balance AOCI December 31, 2011, Defined Benefit Plans - Tax (Expense) Benefit	16,883,000	11,896,000
Ending Balance AOCI December 31, 2011, Defined Benefit Plans - After Tax	(27,546,000)	(19,408,000)
Ending Balance AOCI December 31, 2011, FSIRS - Before-Tax	(35,138,000)	(18,349,000)
Ending Balance AOCI December 31, 2011, FSIRS - Tax (Expense) Benefit	13,353,000	6,973,000
Ending Balance AOCI December 31, 2011, FSIRS - After-Tax	(21,785,000)	(11,376,000)
Ending Balance AOCI December 31, 2011	(49,331,000)	(30,784,000)
Amount of FSIRS existing AOCI losses expected to reclassified income in next 12 months	$ 1,900,000